SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855 – Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed financial statements are issued, the Company has evaluated all events and transactions that occurred after April 30, 2023, through the date the condensed financial statements are available for issuance.

Share Issuance

In May 2023, the Company issued 25,000 shares of Common Stock to TraDigital Marketing Group, LLC for consulting services rendered to the Company.

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855 - Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after October 31, 2022 through the date the financial statements are available for issuance. During this period, the Company did not have any material reportable subsequent events other than the events disclosed below.

Fourth Amendment to the PSA

In December 2022, the Company and Trio LLC entered into the Fourth Amendment to the Purchase and Sale Agreement (the “Fourth Amendment”) related to the acquisition of the SSP (see Note 1). The Fourth Amendment provides for the following:

●	The Company was granted a 120-day option (commencing on January 1, 2023) to acquire any or all of three assets currently owned in part by Trio LLC. These potential assets are all located in California and will be evaluated by KLS Petroleum Consulting LLC for a detailed analyses and estimations of the oil and gas reserves and of the fair market values of each of these assets.
●	The Company has agreed to pay $60,529 to Trio LLC for an additional 3.026471% working interest in the South Salinas Project.
●	The Company agreed to start the process of pursuing and consummating additional lease acquisitions in the areas within and around the South Salinas Project Area; such acquisitions shall be for an aggregate purchase price not to exceed $100,000.
●	The Company authorized Trio LLC to engage the services of a contractor to do road access work and dirt-moving work (estimated to cost approximately $80,000) that is necessary before the commencement of drilling the HV-1 well.
●	The Company agreed to finalize seven employment agreements covering certain of the Company’s post-IPO officers and staff; the proposed terms, salaries and certain other important provisions of each of these agreements have been submitted to and are currently being considered and reviewed by the Company’s Compensation Committee.
●	The Company agreed, commencing May 1, 2022, to accrue a monthly consulting fee of $35,000, due and payable by the Company to Trio LLC no later than two weeks following the closing date of Company’s IPO. This fee is intended to cover the work being done for the Company by Trio LLC’s employees prior to the closing date of the Company’s IPO.
●	The Company’s due date for its final payment of $1,032,512 to Trio LLC was extended to be the earlier of i) the IPO or ii) March 1, 2023.

On February 24, 2023, the Company and Trio LLC entered into a due date extension letter, extending the due date for its final payment to Trio LLC from March 1, 2023 until April 1, 2023.

Common Stock and Warrant Offering

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 400,000 common shares, as well as warrants to purchase additional shares up to the initial subscription amount, for aggregate gross cash proceeds of $400,000. The common shares are $0.0001 par value and have a purchase price of $1.00 per share; the warrants are exercisable for two years and have an exercise price equal to fifty percent of the price per share the Company sells its common shares in its IPO.

Amendment to the SPA

On January 23, 2023, the Company entered into an amendment to the SPA (see Note 2, Note 3, Note 6, Note 8 and Note 9), which initially changed the maturity date from January 28, 2023 to February 28, 2023 and again from February 28, 2023 to March 28, 2023.